Organization and Description of Business (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 15, 2020	Jul. 22, 2020	Sep. 25, 2007	Aug. 31, 2020	Aug. 31, 2019	Sep. 30, 2019	Jul. 02, 2019	Aug. 22, 2007
Common stock, par or stated value per share (in dollars per share)				$ 0.001	$ 0.001			$ 0.0001
Common stock, shares authorized				290,000,000	290,000,000			300,000,000
Common stock, shares issued			1,000,000	27,082,419	12,524,307
Common stock, shares outstanding			1,000,000	27,082,419	12,524,307	12,524,307
Preferred stock, shares issued			0	6,000,000	6,000,000
Preferred stock, shares outstanding			0	6,000,000	6,000,000
Forward split			538,646 for 1
Issuance promissory note				$ 0	$ 42,504
Stock Purchase Agreement
Common stock, shares issued				266,667
Chief Executive Officer [Member]
Accounts Payable							$ 1,000
Lelantos
Issuance promissory note	$ 500,000
Common stock, shares issued	400,000
Whisper [member]
Restricted common stock		$ 150,000
Stock-based compensation, shares		666,754
Stock-based compensation, value		$ 116,282
Shareholder | Stock Purchase Agreement
Common stock purchase price				$ 2,040,000